Exhibit 99.2

Name of Issuing Entity	Checked if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within Cure Period)			Demand In Dispute			Demand Withdrawn			Demand Rejected
(a)	(b)	(c)	# (d)	$ (e)	(% of Principal balance)(f)	#(g)	$(h)	(% of Principal balance)(i)	#(j)	$(k)	(% of Principal balance)(l)	#(m)	$(n)	(% of Principal balance)(o)	#(p)	$(q)	(% of Principal balance)(r)	#(s)	$(t)	(% of Principal balance)(u)	#(v)	$(w)	(% of Principal balance)(x)
ACE Securities Corp Home Equity Loan Trust 2005-RM2 CIK# 0001328199	x	Resmae	3,440	$566,256,939.08	100.00%	1	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
ACE Securities Corp Home Equity Loan Trust 2005-RM2 Total			3,440	$566,256,939.08	100.00%	1	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	1	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-GP1 CIK# 0001363262	x	GreenPoint Mortgage Funding	6,277	$352,607,315.93	100.00%	600	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	600	$0.00	0.00%	0	$0.00	0.00%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-GP1 Total			6,277	$352,607,315.93	100.00%	600	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	600	$0.00	0.00%	0	$0.00	0.00%
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE1 CIK# 0001387435	x	2CI Direct, LLC	6	$1,919,303.91	0.20%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Advantage One Mortgage Corp.	1	$179,946.54	0.02%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Advent Mortgage, LLC	2	$72,123.04	0.01%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Alliance Bancorp	44	$14,678,493.33	1.54%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Allstate Home Loans, Inc	2	$522,226.27	0.05%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		American Home Mortgage Holdings, Inc.	1	$63,076.83	0.01%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Amstar	2	$192,277.63	0.02%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Apreva, Inc.	1	$246,229.71	0.03%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		ACT Lending Corporation	19	$4,457,325.58	0.47%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Bayrock Mortgage Corporation	107	$17,493,171.70	1.84%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Best Rate Funding	14	$2,178,341.31	0.23%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		BM Real Estate Services	4	$2,286,002.52	0.24%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Capitol Mortgage Services	10	$1,349,232.24	0.14%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Centennial Mortgage and Funding Inc.	1	$33,931.64	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Charlotte Home	15	$295,055.77	0.03%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Columbia Home Loans, LLC	73	$22,254,832.47	2.34%	1	$0.00	0.00%	1	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Cypress	1	$72,638.02	0.01%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		DB home lending	1,882	$446,234,689.10	46.91%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		DCG Home Loans Inc.	1	$142,052.00	0.01%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		DHI Mortgage	28	$3,198,329.15	0.34%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		DUXFORD Financial	1	$282,646.98	0.03%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Eagle Mortgage	4	$237,396.09	0.02%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Equity Resources	38	$4,310,474.43	0.45%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Fairfield Financial	2	$608,096.88	0.06%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		First Consolidated Mortgage Company	91	$8,615,924.45	0.91%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		First Home Mortgage Corporation	17	$4,382,205.08	0.46%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		First Interstate Financial	9	$1,772,455.71	0.19%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Franklin First Financial	48	$9,629,567.44	1.01%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Fremont Investment & Loan	1	$146,219.06	0.02%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Home Loan Center	2	$358,839.15	0.04%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Home Mortgage Resources	1	$230,939.82	0.02%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Horizon Direct, Inc.	8	$3,112,135.21	0.33%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Investaid Corporation	117	$11,852,904.67	1.25%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Liberty American Mortgage Corp	94	$20,389,259.67	2.14%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Mandalay Mortgage	59	$12,212,306.75	1.28%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Maxim Mortgage Corp.	3	$249,008.59	0.03%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Metrociti	42	$7,711,294.74	0.81%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Montgomery Mortgage Capital	13	$2,339,239.42	0.25%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Moore Financial Enterprises	2	$64,946.54	0.01%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Mortgage Corporation of America	7	$1,514,704.21	0.16%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Nations One Mortgage Company, Inc.	14	$3,013,281.27	0.32%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Novelle Financial Services, Inc.	2	$319,663.69	0.03%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Pathway Financial	1	$59,988.00	0.01%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Prajna Group	3	$93,773.79	0.01%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Protofund Mortgage Corporation	9	$1,904,076.26	0.20%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Real Estate Mortgage Network	53	$11,030,972.95	1.16%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Savings First Mortgage, LLC	1	$149,829.06	0.02%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Sebring Capital Partners, LP	2,350	$324,592,901.64	34.12%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Sierra Pacific Mortgage Company, Inc.	10	$1,313,014.13	0.14%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		South Lake Mortgage Bankers	2	$548,101.56	0.06%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		United Medical Bank	1	$28,147.69	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Universal Financial Group	2	$237,154.22	0.02%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		W.R. Starkey Mortgage	1	$26,289.09	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE1 Total			5,222	$951,207,037.00	100.00%	1	$0.00	0.00%	1	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE3 CIK# 0001393786	x	Resmae	3,386	$615,416,605.32	100.00%	1	$0.00	0.00%	1	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE3 Total			3,386	$615,416,605.32	100.00%	1	$0.00	0.00%	1	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4 CIK# 0001397220	x	2CI Direct, LLC	6	$1,370,408.37	0.13%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Ace Mortgage Funding	133	$24,068,432.71	2.26%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Advantage One Mortgage Corp.	13	$2,409,525.10	0.23%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Advent Mortgage, LLC	6	$648,725.49	0.06%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Alliance Bancorp	16	$3,497,536.51	0.33%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Allied Mortgage Group, Inc.	1	$25,883.10	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		American Guardian Home Loans	4	$1,721,506.64	0.16%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		American Lending Group, Inc.	7	$3,995,060.38	0.38%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Ascent Home Loans, Inc.	3	$259,721.30	0.02%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Atlas Mortgage Funding Corp.	2	$182,378.97	0.02%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		ACT Lending Corporation	1	$527,259.32	0.05%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Bayrock Mortgage Corporation	2	$233,060.84	0.02%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Best Rate Funding	35	$5,402,286.13	0.51%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Biltmore Bank of Arizona	1	$65,264.90	0.01%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Capitol Mortgage Services	11	$1,017,023.61	0.10%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Chapel Mortgage Corporation	1	$195,000.00	0.02%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Charlotte Home	1	$12,021.84	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Colorado Federal Savings Bank	1	$356,250.00	0.03%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Columbia Home Loans, LLC	2	$749,945.96	0.07%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Crevecore Mortgage, Inc	2	$275,796.75	0.03%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		CBSK Financial Group, Inc.	3	$1,038,216.55	0.10%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		CIT Group, Inc.	5	$427,641.71	0.04%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		CML Direct, LLC	1	$202,105.22	0.02%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		CMS Capital Group, Inc.	16	$3,356,684.21	0.32%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		DB home lending	2,608	$646,320,676.17	60.77%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		DCG Home Loans Inc.	6	$997,662.37	0.09%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		DHI Mortgage	127	$7,573,435.23	0.71%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Eagle Mortgage	2	$149,607.02	0.01%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Equity Resources	3	$426,472.39	0.04%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		First Consolidated Mortgage Company	1	$59,100.00	0.01%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		First NLC Financial Services, LLC	1	$13,537.16	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		First Street Financial, Inc.	201	$53,806,819.20	5.06%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Franklin Bank	45	$5,564,391.88	0.52%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Gateway Business Bank	2	$296,250.82	0.03%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Great Northern Financial Corporation	2	$72,161.41	0.01%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		GF Mortgage	1	$722,000.00	0.07%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		GFS Inc.	1	$22,813.02	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		GMFS, LLC	46	$5,370,849.86	0.50%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Home Loan Center	4	$322,354.05	0.03%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Horizon Direct, Inc.	2	$1,043,778.46	0.10%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Intercontinental Capital Group	1	$488,300.00	0.05%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		IMPAC Lending Group	1	$400,000.00	0.04%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		J. Virgil, Inc.	1	$118,227.21	0.01%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Loan Correspondents, Inc.	3	$497,607.35	0.05%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Maxim Mortgage Corp.	27	$5,575,112.26	0.52%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Michael David Financial, Inc.	1	$634,025.33	0.06%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Montgomery Mortgage Capital	3	$891,326.42	0.08%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		MortgageIT, Inc.	362	$89,972,371.83	8.46%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		MILA Incorporated	50	$8,446,858.44	0.79%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		MJS Lending, Inc.	3	$1,000,852.63	0.09%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Nation One Mortgage Company, Inc.	1	$128,000.00	0.01%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		New Century Mortgage Corporation	200	$35,539,268.22	3.34%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Novelle Financial Services, Inc.	20	$4,114,986.02	0.39%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		One Mortgage Network, Inc.	1	$483,010.67	0.05%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Pathway Financial	1	$122,821.55	0.01%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Peoples Choice Home Loan, Inc.	17	$3,429,544.30	0.32%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Protofund Mortgage Corporation	1	$89,286.92	0.01%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Prudential Lending, Inc.	3	$429,531.32	0.04%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Resmae	692	$129,552,137.87	12.18%	2	$0.00	0.00%	2	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Sebring Capital Partners, LP	10	$633,486.31	0.06%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		South Pacific Financial Corp	1	$41,616.25	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Structure Mortgage, Inc.	2	$674,748.16	0.06%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Sunset Direct Lending LLC.	19	$3,954,760.89	0.37%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Taylorbean	6	$965,234.69	0.09%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Universal Financial Group	2	$371,998.61	0.03%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Vandyk Mortgage Corporation	1	$224,698.26	0.02%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4 Total			4,754	$1,063,579,456.16	100.00%	2	$0.00	0.00%	2	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
ACE Securities Corp. Home Equity Loan Trust, Series 2007-WM2 CIK# 0001394393	x	WMC Mortgage Corporation	4,048	$784,302,134.76	100.00%	2	$0.00	0.00%	2	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
ACE Securities Corp. Home Equity Loan Trust, Series 2007-WM2 Total			4,048	$784,302,134.76	100.00%	2	$0.00	0.00%	2	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%
		Grand Total:	27,127	$4,333,369,488.25	100.00%	607	$0.00	0.00%	6	$0.00	0.00%	0	$0.00	0.00%	1	$0.00	0.00%	600	$0.00	0.00%	0	$0.00	0.00%

ABS-15G Explanatory Notes

In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and other parties who might have received repurchase requests (such parties, “Demand Entities”) and (iv) making written request of, or entering into a written agreement with, each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction. We followed up written requests made of Demand Entities as we deemed appropriate.

In many cases, the entity identified as “Originator” is the entity that sold the assets to the sponsor, based on the sponsor’s records. This entity may or may not be the original lender on the assets. (For columns c-f)

Data about “Total Assets in ABS by Originator” is based on outstanding principal balances of assets in the ABS at the time of the securitization and includes pre-funded assets. (For columns d-f)

Assets included in “Assets That Were Subject of Demand” include (i) assets where a demand was made during the reporting period or (ii) where a demand was made prior to the reporting period and there was activity occurring during the reporting period. (For columns g-i). The outstanding principal balance of each asset in these columns (and all columns to the right) is as of the end of the reporting period or reflects the most recent balance available for assets that remain in the pool at that time; if an asset has been charged off, liquidated or otherwise removed from the pool prior to or during a reporting period, the corresponding outstanding principal balance used in calculating columns (h) through (x) is zero.

“Assets that were Repurchased or Replaced” may include assets that were previously liquidated and for which a make-whole payment was made. (For columns j-l)

“Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved during the reporting period but such action has not been completed, and are shown without regard to cure period status. (For columns m-o)

“Demand in Dispute” includes assets for which a decision to dispute the demand was made during the reporting period and assets for which the securitizer made, or intended to make, during the reporting period a request for further information about a demand previously presented. If a demand has been rejected, it will not be considered to be in dispute absent a subsequent communication or other indication that the demand remains in dispute. (For columns p-r)

“Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand, which demand may have been withdrawn in connection with a settlement. (For columns s-u)

“Demands Rejected” shows assets where a repurchase demand has been rejected by the securitizer or by any other party that would be obligated to repurchase the asset if the claim had been valid. (For columns v-x)

For assets where more than one activity occurred during the reporting period, only the most recent activity is reported above, provided that an asset subject to a demand to repurchase may be listed in both the “Assets That Were Subject to Demand” column as well as an additional column showing the most recent activity or status during the reporting period. No asset is included in the information provided unless at least one activity described above occurred during the reporting period.